K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

June 30, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Re:	Eagle Series Trust File Nos. 033-57986 and 811-07470 Post-Effective Amendment No. 88

Dear Sir or Madam:
Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Eagle Series Trust (“Trust”) is Post-Effective Amendment No. 88 (“PEA No. 88”) to the Trust’s currently effective Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.
The purposes of this filing are:  (1) to register the Class Y shares of the seven currently existing series of the Trust, which are the Carillon ClariVest International Stock Fund, Carillon Eagle Investment Grade Bond Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Mid Cap Stock Fund, Carillon Eagle Small Cap Growth Fund, Carillon Eagle Smaller Company Fund and Carillon Cougar Tactical Allocation Fund with the Securities and Exchange Commission (each of these will be renamed to these names upon the effective date of this filing); and (2) to register Class A, Class C, Class I, Class R-3, Class R-5, Class R-6 and Class Y shares of the Carillon ClariVest Capital Appreciation Fund, Carillon Eagle Growth & Income Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund, Carillon Scout International Fund, Carillon Reams Low Duration Bond Fund, Carillon Scout Mid Cap Fund, Carillon Scout Small Cap Fund and Carillon Reams Unconstrained Bond Fund, each a new series of the Trust, with the Securities and Exchange Commission.  In addition, this filing reflects changes related to the possible reorganization of the Trust into Carillon Series Trust, a newly established Delaware statutory trust.  If the shareholders approve the proposed reorganization, each currently existing series of the Trust, along with Eagle Capital Appreciation Fund and Eagle Growth & Income Fund, each a Massachusetts business trust, will be reorganized into a corresponding series of the Trust.
The Registrant has elected that this filing become automatically effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy Kresch Ingber Kathy Kresch Ingber

Attachments

cc:  Susan L. Walzer
       Daniel R. Dzibinski
Carillon Tower Advisers, Inc.